September 27, 2013

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Security Income Fund (File Nos. 002-38414 and 811-02120)

Ladies and Gentlemen:

On behalf of Security Income Fund (the “Corporation”), attached for filing via the EDGAR system pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 112 to the Corporation’s registration statement on Form N-1A. This filing is being made for the purpose of registering shares of Guggenheim Limited Duration Fund, a new series of the Corporation.

On behalf of the Corporation, we hereby undertake to make an additional filing of the Corporation’s registration statement before December 11, 2013 in order to respond to any comments that you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the registration statement and file the appropriate exhibits.

Please call Julien Bourgeois at Dechert LLP at 202.261.3451 with any questions or comments regarding this filing, or if he may assist you in any way.

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Very truly yours,

/s/ Amy J. Lee
Amy J. Lee
Secretary and Senior Vice President
Security Investors, LLC

Securities offered by Guggenheim Distributors, LLC, an affiliate of Guggenheim Investments